Earnings per share - Schedule of Basic and Diluted Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net income attributable to common shareholders	$ 26,736	$ 2,840
Basic weighted average number of common shares outstanding	30,273,036	32,525,229
Stock options	384,702	875,478
DSUs	129,193	101,836
RSUs	202,606	176,081
Diluted weighted average number of common shares outstanding	30,989,537	33,678,624
Basic earnings per common share (in dollars per share)	$ 0.88	$ 0.09
Diluted earnings per common share (in dollars per share)	$ 0.86	$ 0.08